BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2021
Basis of preparation [abstract]
Adoption of new and revised International Financing Reporting Standards
The following Standards, Amendments to Standards and Interpretations have been issued and adopted by the Group as of the effective date.

Effective date	New standards or amendments
January 1, 2021	IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform – Phase 2
The following Standards, Amendments to Standards and Interpretations have been issued but are not effective for the year ended December 31, 2021:

Effective date	New standards or amendments
January 1, 2022	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
January 1, 2022	Annual Improvements to IFRS Standards 2018-2020
January 1, 2022	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
January 1, 2022	Reference to the Conceptual Framework (Amendments to IFRS 3)
January 1, 2023	IAS 1 – Classification of Liabilities as Current or Non-Current
January 1, 2023	Disclosure of Accounting Policy (Amendments to IAS 1 and IFRS Practice Statement 2)
January 1, 2023	Definition of Accounting Estimate (Amendments to IAS 8)
January 1, 2023	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
Available for optional adoption/effective date deferred indefinitely	IFRS 10 and IAS 28 – Sale or Contribution of Assets between Investor and its Associate or Joint Venture